Fair Value Measurements - Reconciliation of Level 3 Investments, Liability (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	$ 3,513	$ 8,108	$ 0	$ 8,108
(Gains) losses recognized in earnings	(1,418)	1,475	0	(4,595)
Initial fair value of financial instrument			8,108	0
Ending balance	$ 2,095	$ 9,583	$ 8,108	$ 3,513
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Loss on financial instruments, net	Loss on financial instruments, net
Repurchase Option
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance					$ (61,664)
(Gains) losses recognized in earnings					61,664
Ending balance					$ 0